Business combinations	12 Months Ended
Dec. 31, 2025
Business combinations
Business combinations

4. Business combinations

On March 11, 2025, the Company acquired 100% of the outstanding shares of Gateway Pharmacy, an independent retail pharmacy located in Portland, Oregon, for total cash consideration of CAD$838 (USD$580) plus the cost of inventory. The purchase price is to be paid in two installments, with USD$290 paid upon closing of the agreement, and an additional USD$290 (the “Anniversary Payment”) to be paid on March 11, 2026, one year subsequent to the closing of the transaction. At the time of acquisition, it was determined that the seller had CAD$124 of inventory which has also been paid to the seller. The acquisition of Gateway Pharmacy provides the Company with additional business opportunities and synergies, which include reduced shipping costs to customers located in the state of Oregon, in addition to increasing the Company’s ability to provide compounded medications to its current customer base.

The following table summarizes the finalized fair values of the identifiable assets and liabilities as at the date of the acquisition:

Net assets acquired
Inventory	$124
Property and equipment	81
Right of use asset	80
Customer lists	259
Goodwill	460
Current portion of lease obligation	(56)
Lease obligation	(24)
Net assets acquired	$924
Summary of purchase consideration
Cash paid	$542
Acquisition Payable	382
Purchase consideration	$924

As at December 31, 2025, the Anniversary Payment is recorded at its estimated present value of $388 using a discount rate of 10% and is recorded within Acquisition Payable on the condensed consolidated statement of financial position. Subsequent to year-end, on March 11, 2026, the Company paid the Anniversary Payment to the seller of Gateway Pharmacy, in the amount of USD$290 (CAD$394).

Transaction costs relating to the Gateway Pharmacy acquisition were $13 and were included in general and administrative expenses for the year ended December 31, 2025.

From the date of acquisition, March 11, 2025, to December 31, 2025, Gateway Pharmacy contributed $2,807 of revenue and $32 of net income before income taxes. If the acquisition had taken place as at January 1, 2025, the Company estimates that revenue through Gateway Pharmacy would have been $3,473, and net income before income taxes would have been approximately $40. None of the goodwill recognized is expected to be deductible for tax purposes.

On June 16, 2025, the Company completed the acquisition of 100% of the outstanding shares of West Olympia Pharmacy (“West Olympia Pharmacy”), an independent retail pharmacy located in Olympia, Washington, for total consideration of CAD$1,716 (USD$1,266). The purchase price includes a holdback of USD$60, payable to the seller on the first anniversary of the acquisition, together with USD$3 of accrued interest. Any liabilities settled by the Company on behalf of the seller will be deducted from the holdback payable amount. The purchase price also includes inventory on hand as of the acquisition date, valued at CAD$259, which has been paid to the seller. The acquisition of West Olympia Pharmacy provides the Company with additional business opportunities and synergies, which include reduced shipping costs to customers located in the state of Washington, and greater purchasing power with regards to purchasing inventory from the Company’s wholesalers.

The following table summarizes the finalized fair values of the identifiable assets and liabilities as at the date of the acquisition:

Net assets acquired
Inventory	259
Property and equipment	24
Right of use asset	316
Customer lists	695
Goodwill	603
Current portion of lease obligation	(56)
Lease obligation	(260)
Net assets acquired	$1,581
Summary of purchase consideration
Cash paid	$1,500
Holdback payable	81
Purchase consideration	$1,581

As at December 31, 2025, the Holdback payable is recorded at its fair value of $84 and is recorded within Holdback payable on the condensed consolidated statement of financial position.

Transaction costs relating to the West Olympia Pharmacy acquisition were $21 and are included within general and administrative expenses for the year ended December 31, 2025.

From the date of acquisition, June 16, 2025, to December 31, 2025, West Olympia Pharmacy contributed $4,678 of revenue and $112 of net income before income taxes. If the acquisition had taken place as at January 1, 2025, the Company estimates that revenue through West Olympia Pharmacy would have been $8,624, and net income before income taxes would have been approximately $207. None of the goodwill recognized is expected to be deductible for tax purposes.